INVENTORY	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]

NOTE 3 — INVENTORY

Inventory by major categories are summarized as follows:

	March 31,	September 30,
	2015	2014
Raw material	$109,012	$68,780
Finished goods	445,978	—
Work in process	2,242,208	4,882,493
	$2,797,198	$4,951,273
Work in process consists of depreciation, amortization of prepaid leases of navel orange orchards, rental, salary, fertilizer, utility, and labor spent in cultivating and producing navel oranges. Work in process is reclassified to finished goods after the navel oranges are harvested. The harvest season of navel oranges usually starts in October.

NOTE 3 — INVENTORY

Inventory by major categories are summarized as follows:

	September 30, 2014	September 30, 2013
Raw materials	$68,780	$84,171
Work in process	4,882,493	3,989,995
Total	$4,951,273	$4,074,166
Work in process consists of depreciation, amortization of prepaid leases of navel orange orchards, rentals, salary, fertilizer, utilities, and labor spent in cultivating and producing navel oranges. Work in process is reclassified to finished goods after the navel oranges are harvested. The harvest season of navel oranges usually starts in October.